CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Statement of Cash Flows [Abstract]
Pre-tax gain from remeasurement of investment at fair value	$ 1,475